THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS


                       LUTHERAN BROTHERHOOD GROWTH FUND
                        LUTHERAN BROTHERHOOD VALUE FUND
                 LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND

                         CLASS A AND CLASS B SHARES



PROSPECTUS                                          October 29, 1999

























     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            TABLE OF CONTENTS

                                                               PAGE

The Funds

  Investment Objectives, Principal Strategies and Risks,
  Volatility and Performance, Fees and Expenses
    LB Growth Fund
    LB Value Fund
    LB Limited Maturity Bond Fund

Management

Your Investment
  Choosing a Class of Shares
  Class A Shares
  Class B Shares
  Buying Shares
  Net Asset Value of Your Shares
  Exchanging Between Funds
  Redeeming Shares

Distributions

Taxes

Other Securities and Investment Practices


     The Lutheran Brotherhood Family of Funds are offered to members of Lutheran Brotherhood and to Lutheran institutions, Lutheran church organizations, trusts, and employee benefit plans. Lutheran Brotherhood membership is open to any person who (1) is baptized in the Christian faith or affiliated with a Lutheran church organization and (2) professes to be a Lutheran, or to any non-Lutheran who is a spouse, dependent child, sibling, or grandchild of a member or qualified proposed member.


LUTHERAN BROTHERHOOD GROWTH FUND

     INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Growth Fund ("LB Growth Fund") is to achieve long-term growth of capital.

     PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest primarily in the common stocks of growth companies with large market capitalizations. The Fund invests primarily in stocks of companies that Lutheran Brotherhood Research Corp. ("LB Research"), the Fund's investment adviser, believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. LB Research defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Based on Lipper's guidelines as of July 31, 1999, companies with large market capitalizations are those with market capitalizations of at least $8.7 billion. The Fund will invest primarily in U.S. companies, although it may also invest in foreign companies.

     LB Research uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. (Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as a company's sales, assets, markets, management, products and services, earnings, and financial structure. Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.) Under normal market conditions, the LB Growth Fund maintains industry sector weightings similar to the aggregate holdings of other funds which are classified as Large Cap Growth Funds by Lipper, Inc.

     PRINCIPAL RISKS. The LB Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.

     Growth stocks can have greater price volatility than other stocks in a declining market or when a company's earnings are less than expected. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies when stocks of larger companies are out of favor. For these and other reasons, the LB Growth Fund may underperform other stock funds.

     The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of the LB Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Growth Fund cannot be certain that it will achieve its objective.

     No bar chart or performance table has been included for the LB Growth Fund. The LB Growth Fund commenced operations on October 31, 1999.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Growth Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price)(1)        4%                  None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)   None                5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                    0.43%          0.43%
  Distribution (12b-1) Fees                           --            0.75%
  Other Expenses (including a 0.25%                  1.39%          1.39%
    shareholder servicing fee) (2)
  Total Annual Fund Operating Expenses (3)           1.82%          2.57%

(1) The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."

(2) Because the LB Growth Fund has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

(3) LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee and, if necessary, to bear certain expenses associated with operating LB Growth Fund in order to limit the Total Fund Operating Expenses for the Class A shares and Class B shares to an annual rate of 1.30% and 2.05%, respectively, of the average net assets at the relevant class. This temporary waiver and expense provision may be discontinued at any time.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD
BE:

                                1 Year     3 Years
                                ------     -------
  Class A shares                 $577       $950
  Class B shares                 $760       $1099

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

                                1 Year     3 Years
                                ------     -------
  Class A shares                 $577        $950
  Class B shares                 $260        $799


LUTHERAN BROTHERHOOD VALUE FUND

     INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Value Fund ("LB Value Fund") is to achieve long-term growth of capital.

     PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest primarily in the common stocks of undervalued companies with large market capitalizations. LB Research, the Fund's investment adviser, uses both fundamental and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (The price-to-earnings [P/E] ratio represents the price of a stock divided by its earnings per share. In general, the higher the P/E, the greater the expectations are for earnings growth. The price-to-book ratio represents the price of a stock divided by its net asset value. The price/book ratio can be a guide in determining the value of a stock.)

     The Fund will invest primarily in U.S. companies, although it may also invest in foreign companies. Under normal market conditions, the LB Value Fund maintains industry sector weightings similar to the aggregate holdings of other funds which are classified as Large Cap Value Funds by Lipper, Inc.

     PRINCIPAL RISKS. The LB Value Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.

     There is also a risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies. For these and other reasons, the LB Value Fund may underperform other stock funds.

     The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of the LB Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Value Fund cannot be certain that it will achieve its objective.

     No bar chart or performance table has been included for the LB Value Fund. The LB Value Fund commenced operations on October 31, 1999.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Value Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES      CLASS B SHARES
                                         --------------      --------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price)(1)        4%                  None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
  purchase or redemption, whichever is lower)   None                5%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                    CLASS A         CLASS B
                                                    -------         -------
  Management Fees                                    0.40%          0.40%
  Distribution (12b-1) Fees                           --            0.75%
  Other Expenses (including a 0.25%                  1.39%          1.39%
    shareholder servicing fee) (2)
  Total Annual Fund Operating Expenses (3)           1.79%          2.54%

(1) The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."

(2) Because the LB Value Fund has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

(3) LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee and, if necessary, to bear certain expenses associated with operating LB Value Fund in order to limit the Total Fund Operating Expenses for the Class A shares and Class B shares to an annual rate of 1.30% and 2.05%, respectively, of the average net assets at the relevant class. This temporary waiver and expense provision may be discontinued at any time.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD
BE:

                                1 Year     3 Years
                                ------     -------
  Class A shares                 $575       $941
  Class B shares                 $757       $1091

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

                                1 Year     3 Years
                                ------     -------
  Class A shares                 $575        $941
  Class B shares                 $257        $791


LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND

     INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Limited Maturity Bond Fund ("LB Limited Maturity Bond Fund") is to seek a high level of current income consistent with stability of principal.

     PRINCIPAL STRATEGIES. The LB Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. The average dollar-weighted portfolio maturity for the LB Limited Maturity Bond Fund is expected to be between one and five years. Under normal market conditions, the LB Limited Maturity Bond Fund invests at least 65% of its assets in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by Standard & Poor's Corporation or unrated securities considered to be of comparable quality by
LB Research, the Fund's investment adviser.   The Fund may also invest in
high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."

     LB Research uses both fundamental and technical investment research techniques to determine what debt obligations to buy and sell. LB Research focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

     PRINCIPAL RISKS. The LB Limited Maturity Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of the LB Limited Maturity Bond Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Effective yield on a bond is determined by the purchase price, the stated rate of interest on the bond, the time between interest payments, and the time until maturity. Duration is a measure of the effective, as opposed to the actual, maturity of a fixed-income security. Duration considers the bond's cash flows and the time value of money.

     In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

     For all bonds there is a risk that an issuer will default. Lower rated bonds generally are more susceptible to risk of default than higher rated bonds, and to the LB Limited Maturity Bond Fund, this risk increases as LB Research increases the percentage of the Fund's portfolio in lower rated investment-grade bonds or in high-yield bonds.

     The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of the LB Limited Maturity Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Limited Maturity Bond Fund cannot be certain that it will achieve its objective.

     No bar chart or performance table has been included for the LB Limited Maturity Bond Fund. The LB Limited Maturity Bond Fund commenced operations on October 31, 1999.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of LB Limited Maturity Bond Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                         CLASS A SHARES    CLASS B SHARES
                                         --------------    --------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price)(1)       None               None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value at time of
 purchase or redemption, whichever is lower)   None               None(1)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                CLASS A         CLASS B
                                                -------         -------
  Management Fees                                0.30%           0.30%
  Distribution (12b-1) Fees                       --              --
  Other Expenses   (including a 0.25%            1.09%           1.09%
    shareholder servicing fee)(2)

  Total Annual Fund Operating Expenses (3)       1.39%           1.39%

(1) Class B shares of the LB Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds of the Lutheran Brotherhood Family of Funds. Class B shareholders of the LB Limited Maturity Bond Fund will be responsible for any Contingent Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund.

(2) Because the LB Limited Maturity Bond Fund has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

(3) LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee and, if necessary, to bear certain expenses associated with operating LB Limited Maturity Bond Fund in order to limit the Total Fund Operating Expenses for the Class A shares and Class B shares to an annual rate of 0.95% of the average net assets of each class. This temporary waiver and expense provision may be discontinued at any time.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD
BE:

                                1 Year     3 Years
                                ------     -------
  Class A shares                 $142       $440
  Class B shares                 $142       $440

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

                                1 Year     3 Years
                                ------     -------
  Class A shares                 $142        $440
  Class B shares                 $142        $440


MANAGEMENT

     LB Research, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds. LB Research is owned by Lutheran Brotherhood Financial Corporation, which in turn is owned by Lutheran Brotherhood. Lutheran Brotherhood and LB Research have been in the investment advisory business since 1970 and managed over $24.5 billion in assets as of June 30, 1999, including $11.9 billion in mutual fund assets. LB Research provides investment research and supervision of the Funds' investments. The following individuals are responsible for the day-to-day management of the Funds.


LB GROWTH FUND

     James M. Walline, vice president of LB Research, serves as the portfolio manager of LB Growth Fund. Mr. Walline has been with Lutheran Brotherhood and LB Research since 1968, and has served as the portfolio manager of Lutheran Brotherhood Fund since 1994.


LB VALUE FUND

     Harold R. Goldstein, assistant vice president of LB Research, serves as the portfolio manager of LB Value Fund. Mr. Goldstein has been with Lutheran Brotherhood and LB Research since 1993, and has previously served as the associate portfolio manager of Lutheran Brotherhood Fund and the portfolio manager of the equities portfolio for Lutheran Brotherhood.


LB LIMITED MATURITY BOND FUND

     Michael G. Landreville, assistant vice president of LB Research, serves as portfolio manager of LB Limited Maturity Bond Fund. Mr. Landreville also has served as portfolio manager of Lutheran Brotherhood Income Fund since September 1, 1999. He was portfolio co-manager of Lutheran Brotherhood Income Fund from January 1, 1998, through August 31, 1999, and associate portfolio manager from 1987 through 1997. Mr. Landreville has been with Lutheran Brotherhood and LB Research since 1983.

     Each Fund pays an annual investment advisory fee to LB Research. The advisory contract between LB Research and The Lutheran Brotherhood Family of Funds provides for the following advisory fees:

                                                                Limited
                                          Growth     Value      Maturity
                                           Fund       Fund      Bond Fund

$500 million or less                       0.425%     0.40%      0.30%

Over $500 million but not over
  $1 billion                               0.375%     0.35%      0.275%

Over $1 billion                            0.325%     0.30%      0.25%

     LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee for the LB Growth Fund, LB Value Fund, and the LB Limited Maturity Bond Fund and, if necessary, to bear certain expenses associated with operating each Fund in order to limit the Total Fund Operating Expenses of the Class A and Class B shares of each Fund. (See the footnotes to the Fees and Expenses Table for each Fund.)


                              YOUR INVESTMENT

CHOOSING A CLASS OF SHARES

     This Prospectus offers two classes of shares, each with its own sales charges and fees. You should choose the class of shares that you believe is the most appropriate for you, given the amount of your purchase, the length of time you anticipate holding the shares, and other factors.

                                 Class A Shares                              Class B Shares
--------------------------------------------------------------------------------------------------------------------
Sales Charges                    Initial sales charge at time of investment  Contingent Deferred Sales Charge ("CDSC")
                                 of up to 4% depending on amount of          of 5% to 1%, depending on how
                                 investment                                  long you hold your shares before you
                                                                             redeem them. There is no CDSC after
                                                                             five years
--------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Distribution Fee      None                                        0.75%. Class B shares convert
                                                                             automatically to Class A shares after
                                                                             five years
--------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fee        0.25% each year of average daily net assets  0.25% each year of average daily net assets
--------------------------------------------------------------------------------------------------------------------
  Class B shares of the LB Growth Fund and the LB Value Fund have an annual distribution fee.  This is also called a 12b-1 fee, based on the SEC rule that permits this type of fee.  Under its 12b-1 plan, the LB
  Growth Fund and the LB Value Fund pay Lutheran Brotherhood Securities Corp. ("LBSC") distribution fees for the sale and distribution of Class B shares.  Those fees are paid out of a Fund's assets attributable to the Class B shares on an on-going basis, and as a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  There is no 12b-1 fee for the LB Limited Maturity Bond Fund.


CLASS A SHARES

     The table below shows the sales charges you will pay if you purchase Class A shares of the LB Growth Fund or the LB Value Fund. The LB Limited Maturity Bond Fund has no Class A sales charge.

  WHEN YOU                               THIS % IS         WHICH EQUALS THIS
INVEST THIS                             DEDUCTED FOR           % OF YOUR
  AMOUNT                               SALES CHARGES          INVESTMENT
-----------------                       --------------       ---------------
$500,000 or more                             0%                     0%
$250,000 and above but less than $500,000    1%                   1.01%
$100,000 and above but less than $250,000    2%                   2.04%
$50,000 and above but less than $100,000     3%                   3.09%
$25,000 and above but less than $50,000      3.75%                3.90%
Less than $25,000                            4%                   4.17%

      Ways to Eliminate or Reduce the Initial Sales Charges

o Cumulative Discount: All of your current holdings of Class A and Class B shares of all Funds in the Lutheran Brotherhood Family of Funds, except the Lutheran Brotherhood Money Market Fund ("LB Money Market Fund")and the LB Limited Maturity Bond Fund, will be aggregated to permit you to enjoy any initial sales charge reduction allowed for larger sales of Class A shares. The Funds will combine purchases (including the value of existing investments) made by you, your spouse and your children under age 21 of both Class A and Class B shares when calculating your initial sales charge. You must inform us that you qualify for this discount.

o Automatic Reinvestments: Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions will not be subject to any initial sales charge.

o Thirteen-month Letter of Intent: If you intend to accumulate $25,000 or more, including the value of existing investments, in Class A or Class B shares of one or more of the Funds (except the LB Money Market Fund and the LB Limited Maturity Bond Fund) within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares.

o Reinvestment upon Redemption: If you redeem any or all of your Class A or Class B shares of the Lutheran Brotherhood Opportunity Growth Fund ("LB Opportunity Growth Fund"), Lutheran Brotherhood Mid Cap Growth Fund ("LB Mid Cap Growth Fund"), Lutheran Brotherhood World Growth Fund ("LB World Growth Fund"), LB Growth Fund, Lutheran Brotherhood Fund ("LB Fund"), LB Value Fund, Lutheran Brotherhood High Yield Fund ("LB High Yield Fund"), Lutheran Brotherhood Income Fund ("LB Income Fund"), or Lutheran Brotherhood Municipal Bond Fund ("LB Municipal Bond Fund"), or redeem any or all of your Class B shares of the LB Money Market Fund or LB Limited Maturity Bond Fund, or receive cash dividends from one of these Funds, you may reinvest the amount in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares. You must make your reinvestment within 90 days after redeeming your Class A shares or Class B shares and inform us that you qualify for this discount.

o Loan, Surrender, or Dividend Withdrawal: If you request a loan, surrender, or dividend withdrawal from a life insurance or annuity contract issued by Lutheran Brotherhood or Lutheran Brotherhood Variable Insurance Products Company and direct that the money should be used to purchase Class A shares of a Fund, the sales charge will be waived.

o Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Sections 501(c)(3) and 501(c)(13) of the Internal Revenue Code.

CLASS B SHARES

     If you buy Class B shares, you will not be charged an initial sales charge. The entire purchase amount is immediately invested, but a CDSC of up to 5% will apply to shares redeemed within five years of purchase.

 When you sell shares in                      This % of net asset value
 this year after you                           at the time of purchase
     bought them                              (or of sale, if lower) is
                                              deducted from your proceeds
------------------------                     -----------------------------
      1st Year . . . . . . . . . . . . . . . . . . . . . 5%
      2nd Year . . . . . . . . . . . . . . . . . . . . . 4
      3rd Year . . . . . . . . . . . . . . . . . . . . . 3
      4th Year . . . . . . . . . . . . . . . . . . . . . 2
      5th Year . . . . . . . . . . . . . . . . . . . . . 1

     In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the CDSC and then Class B shares held for the longest period of time. There is no CDSC on exchanges into the other Funds. The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. However, if you exchange Class A shares of LB Money Market Fund or LB Limited Maturity Bond Fund for Class B shares of any other Fund, the date of the exchange will be used for purposes of calculating the CDSC. If you exchange Class B shares of any other Fund for Class B shares of the LB Money Market Fund or the LB Limited Maturity Bond Fund, the CDSC will stop declining during the period your investment is in the Class B shares of the LB Money Market Fund or the LB Limited Maturity Bond Fund. The amount of any CDSC will be paid to LBSC, the broker-dealer for the Funds.

      Contingent Deferred Sales Charge Waivers

No CDSC will apply on:

o increases in the net asset value of Class B shares above the purchase price

o Class B shares purchased through reinvestment of dividends and distributions

o  Class B shares purchased more than five years prior to redemption

o shares redeemed due to the death or disability (caused by injury or the sudden onset of a life threatening illness) of a sole individual shareholder (but not for shares held in joint accounts or "family," "living" or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan).

      Conversion of Class B Shares to Class A Shares

     Your Class B shares will automatically convert into Class A shares of the same Fund after five years and consequently will no longer be subject to the higher expenses borne by Class B shares. The Fund will not include the period that you held Class B shares of the LB Money Market Fund or the LB Limited Maturity Bond Fund in calculating the five-year period.


                             BUYING SHARES

INITIAL PURCHASES

      To make your first purchase of Class A or Class B shares of the Funds:

      o  Complete and sign the application
      o Enclose a check made payable to the Lutheran Brotherhood Family of Funds
      o Mail your application and check to Lutheran Brotherhood Securities Corp., P.O. Box 310, Minneapolis, MN 55440-0310

     Initial investments in Class B shares of $100,000 or more per purchase will not be accepted. Because of the reduced sales charges available on such purchases, Class A shares (or Institutional Class shares if the investor is eligible) must be purchased instead. Class B shares of the LB Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds of The Lutheran Brotherhood Family of Funds.


REQUIRED MINIMUM INVESTMENTS

                                                  First          Additional
                                                 Purchase         Purchases
                                                ---------        -----------

LB Growth Fund and
   LB Value Fund                                    $500             $50

LB Limited Maturity Bond Fund                     $2,500            $100

     These are the minimum investment requirements for a regular account. However, you may establish a systematic investment plan by agreeing to invest an amount equal to $50 per month for LB Growth Fund or LB Value Fund and $100 per month for LB Limited Maturity Bond Fund.

     Shares of the Funds are issued on days on which the New York Stock Exchange ("NYSE") is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order by LBSC. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day. Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day. The Funds reserve the right to reject any purchase request.


CERTIFICATES AND STATEMENTS

     LBSC will maintain a share account for you. Share certificates will not be issued. Systematic Investment Plan, Systematic Withdrawal Plan and Systematic Exchange Plan transactions, as well as dividend transactions, will be confirmed on the quarterly consolidated statement. All other transactions will be confirmed as they occur. For more information on any of our investment plans, talk with your LBSC registered representative or call 1-800-990-6290.


ADDITIONAL PURCHASES

     You may purchase additional shares of any of the Funds by sending a check payable to the "Lutheran Brotherhood Family of Funds" together with a completed investment ticket to:

     Lutheran Brotherhood Securities Corp.
     PO Box 59025
     Minneapolis, MN   55459-0025

You may also buy additional shares through:

      o   your LBSC registered representative
      o   the Systematic Investment Plan
      o   the automatic Payroll Deduction Plan
      o   Invest-by-Phone
      o   the Internet
      o   Federal Reserve or bank wire


NET ASSET VALUE

     Each Fund determines its net asset value (NAV) for a particular class by adding the value of Fund assets attributable to such class, subtracting the Fund's liabilities attributable to such class, and dividing the result by the number of outstanding shares of that class. The NAV for the Funds varies with the value of their investments. The Funds value their securities using market quotations, other than short-term debt securities maturing in less than 60 days, which are valued using amortized costs, and securities for which market quotations are not readily available, which are valued at fair value.

     The Funds determine their NAVs on each day the NYSE is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The calculation is made as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) after the Fund has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of a Fund's portfolio that invests in foreign securities changes on days when you are not able to buy or sell the Fund's shares.


INVEST-BY-PHONE

     When you sign up for our Invest-by-Phone service, you can purchase additional shares by telephone. We will draw your funds directly from your preauthorized bank or credit union account. Your bank or credit union must be a member of the Automated Clearing House system. To use this service, call 1-800-328-4552 for the Automated Service Line or 1-800-990-6290 to speak with a customer service associate. You may also redeem shares by telephone. See "Redeeming Shares."


INVESTOR ACCESS ONLINE

     You may buy or sell shares of your Lutheran Brotherhood Family of Funds by using Investor Access OnLine at www.luthbro.com.


FEDERAL RESERVE OR BANK WIRE

     You may purchase shares by a Federal Reserve or bank wire directly to Norwest Bank Minnesota, N.A. This method will result in a more rapid investment in Fund shares. To wire funds:

Notify LBSC of a pending wire, call: 1-800-990-6290

Wire to:   Norwest Bank of Minneapolis, NA
           Norwest Bank
           6th Street and Marquette Avenue
           Minneapolis, MN  55479

ABA Routing #:  091000019

Account #:      00-003-156

Account Name:   Lutheran Brotherhood Securities Corp.

Use text message to indicate:

Transfer for--shareholder name(s), fund number and account number, and LBSC registered representative name and number.


IRAS AND OTHER TAX-DEFERRED PLANS

     Shares of the Funds offered by this Prospectus may be selected as investments for Individual Retirement Accounts, qualified Lutheran Brotherhood prototype plans for the self-employed, qualified pension and profit-sharing plans and tax-sheltered custodial accounts. There are additional fees and procedural requirements for such plans. See your LBSC registered representative for more details.


EXCHANGING SHARES BETWEEN FUNDS

o You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. If you exchange Class A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If you exchange Class B shares of one Fund for Class B shares of another Fund, you will not be charged a CDSC at the time of the exchange.

o If you own Class A shares of LB Limited Maturity Bond Fund which you did not obtain through an exchange, you may exchange any or all of those shares for Class B shares of another Fund. The Class B shares which you acquire from the exchange will be subject to a CDSC from the date of the exchange.

o Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A or Class B shares for Institutional Class shares.

     All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

     You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your LBSC registered representative. We may modify or terminate our policies on exchanges in the future. If the exchange policies are materially modified or terminated, we will give you at least 60 days prior notice.


TELEPHONE EXCHANGES

     You may make the type of exchanges between Funds described above by telephone unless otherwise indicated on the account application. You may make an unlimited number of telephone exchanges. Telephone exchanges must be for a minimum amount of $500. Telephone exchanges may be made into new or existing Fund accounts, and all accounts involved in telephone exchanges must have the same ownership registration. You may request a telephone exchange by calling toll-free 1-800-328-4552 (using the Automated Service
Line) or 1-800-990-6290 to speak with a customer service associate.

     The Funds reserve the right to refuse a wire or telephone redemption or exchange if it is reasonably believed to be unauthorized. Procedures for redeeming or exchanging Fund shares by wire or telephone may be modified or terminated at any time by the Funds. When requesting a redemption or exchange by telephone, you must have available the correct account registration and account number or tax identification number. All telephone redemptions and exchanges are recorded and written confirmations are subsequently mailed to the address of record. Neither the Funds nor LBSC will be liable for following redemption or exchange instructions received by telephone, which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Funds and LBSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds and/or LBSC may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures.


                                REDEEMING SHARES

     One of the advantages of owning shares in the Lutheran Brotherhood Family of Funds is the rapid access you have to your investment. Once we receive your request for redemption, we will redeem your shares at the next NAV on any day on which the NYSE is open for business, or any other day as required under the rules of the Securities and Exchange Commission.


WAYS TO REDEEM

     You may redeem your shares:

     o   in writing

     o   through Redeem-by-Phone

     o   on the Internet

     o   through the Systematic Withdrawal Plan


WRITTEN REQUESTS

     To redeem all or some of your shares, send a written request to:

     Lutheran Brotherhood Securities Corp.
     P.O. Box 9491
     Minneapolis, Minnesota 55440-9491

     We may require your signature to be guaranteed if you are redeeming your shares in an amount of $50,000 or more, if you are requesting the payment to be made to another party or sent to another address, or if you are a beneficiary of an account. Your signature may be guaranteed by:

      o    a trust company or commercial bank

      o    a savings association

      o    a credit union

      o a securities broker, dealer, exchange, association, or clearing agency

     We will not accept signatures that are notarized by a notary public.

     Once your redemption request is received in good order, the Fund normally will send the proceeds of such redemption within one business day. However, if making payment could adversely affect a Fund, the Fund may defer payment for up to seven days or a longer period if permitted. Please note that a Fund will hold payment of redemption proceeds until your purchase check clears, which may take up to 15 days.


REDEEM-BY-PHONE

     If you complete an Account Features Request, you may redeem any amount of at least $1,000 by calling 1-800-328-4552 to use our Automated Service Line or 1-800-990-6290 to speak with a customer service associate. Based on your instructions, we will send you a check or send the funds electronically to your commercial bank, savings bank or credit union by the third business day after your redemption request. This feature is NOT available on IRA or other tax-deferred plans.


INVESTOR ACCESS ONLINE

     You may redeem some or all of your shares by using Investor Access OnLine at www.luthbro.com.


SYSTEMATIC WITHDRAWAL PLAN

     If you own shares with a value of at least $5,000, you may request automatic monthly, quarterly, semiannual or annual redemptions in any amount. The proceeds will be sent to you, your designated payee, or your commercial bank, savings bank or credit union.

     Income dividends and capital gains distributions will continue to be reinvested in additional Fund shares. Shares will be redeemed as necessary to make the automatic payments you requested.


DIVIDENDS ON REDEMPTION

     If you redeem all your shares, the redemption proceeds will include all dividends to which you have become entitled since they were last paid.


ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account if the value of shares in the account falls below a certain minimum. The required minimum amount for Class A and Class B share accounts is $500 for LB Growth Fund and LB Value Fund and $2,500 for LB Limited Maturity Bond Fund.

     Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares. Shares will not be redeemed if the account's value drops below the minimum only because of market fluctuations.


                           DISTRIBUTIONS

     Dividends.  Dividends are declared and paid as follows:

     - declared daily and paid monthly       LB Limited Maturity Bond Fund

     - declared and paid annually            LB Growth Fund
                                             LB Value Fund

     Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

     Capital Gains. Capital gains distributions, if any, usually will be declared in December.

     Distribution Options. When completing your application, you must select one of the following four options for dividends and capital gains distributions:

     o Full Reinvestment. Both dividends and capital gains distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

     o Full Reinvestment in a Different Fund. You may also choose to have your dividends reinvested into an existing account in another Fund within the Lutheran Brotherhood Family of Funds.

     o All Cash. Dividends and capital gains distributions will be paid in cash. Your request to receive all or a portion of your dividends and other distributions in cash must be received by LBSC at least 10 days before the record date of the dividend or other distribution.

     o Part Cash and Part Reinvestment. You may request to have part of your dividends paid in cash and part of your dividends reinvested in additional shares of the same class of that Fund.

     Distributions paid in shares will be credited to your account at the next determined NAV per share.


                                      TAXES

     In general, any dividends and short-term capital gains distributions you receive from a Fund are taxable as ordinary income. Distributions of other net capital gains by a Fund are generally taxable as capital gains - in most cases, at different rates from those that apply to ordinary income. We expect that dividends from the LB Growth Fund and LB Value Fund will consist primarily of capital gains and that dividends from the LB Limited Maturity Bond Fund will consist primarily of ordinary income.

     The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

     Every year, the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on (i) the automatic conversion of Class B shares to Class A shares or (ii) exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same fund.

     Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

     By law, the Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.


OTHER SECURITIES AND INVESTMENT PRACTICES

     The principal investment strategies and risk factors of each Fund offered by this Prospectus are outlined beginning on page __. The Funds may also invest in other securities and engage in other practices. This section provides additional information about some of the securities and other practices in which certain Funds offered by this Prospectus may engage, along with their associated risks.

     REPURCHASE AGREEMENTS. Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

     WHEN-ISSUED SECURITIES. Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. LB Limited Maturity Bond Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

     GOVERNMENT BONDS AND MUNICIPAL BONDS. LB Limited Maturity Bond Fund may also invest in government bonds and municipal bonds. As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

     ZERO COUPONS. Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

     FOREIGN SECURITIES. Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of the Funds may use foreign currencies and related instruments to hedge its foreign investments.

     In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

     RESTRICTED AND ILLIQUID SECURITIES. Each of the Funds may invest in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

     SECURIITES LENDING. Each of the Funds may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

     DERIVATIVES.  Each of the Funds may invest in derivatives.
Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

     While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

     The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

     With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculation may not be available.

     HIGH-YIELD BONDS. Each of the Funds may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on certain risks:

     o The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds
     o Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

     SHORT-TERM TRADING. The investment strategy for each of the Funds at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

     INTERNATIONAL EXPOSURE. Many U.S. companies in which the Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

     BONDS. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

     COMPUTER RISKS. LB Research does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communications systems, the investment markets or the economy in general. Additionally, we have incorporated the Year 2000 issue into investment research, reviewing the Year 2000 compliance efforts of securities issuers and weighing the risks on non-compliance with the other risks of investing.

     SECURITIES RATINGS. When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser. High-yield bonds are below investment grade bonds in terms of quality.

     In cases where a bond is rated in conflicting categories by different rating agencies, a Fund may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

     DEFENSIVE INVESTING During unusual market conditions, each Fund may temporarily place up to 100% of its total assets in cash or quality short-term debt securities. To the extent that the Fund does this, it is not pursuing its investment objective.

--------------------------------------------------------------------------


[Back cover page]


THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS


1-800-328-4552 Automated Service Line

1-800-990-6290 to speak with a customer service associate

www.luthbro.com

  o  Lutheran Brotherhood Securities Corp.
     P.O. Box 9491
     Minneapolis, Minnesota 55440-9491


     The Statement of Additional Information which is incorporated by reference into this Prospectus contains additional information about the Funds. You may request a free copy of the Statement of Additional Information, or you may make additional requests or inquiries by calling 1-800-990-6290. You may also review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-800-SEC-0330. You may also get information about the Funds at the SEC Web site (www.sec.gov) or by mail, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


1940 Act File No. 811-1467

                   THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS


                     LUTHERAN BROTHERHOOD GROWTH FUND
                     LUTHERAN BROTHERHOOD VALUE FUND
                LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND


                                  NO LOAD
                         INSTITUTIONAL CLASS SHARES



PROSPECTUS                                             October 29, 1999























The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            TABLE OF CONTENTS

                                                               PAGE

The Funds

  Investment Objectives, Principal Strategies and Risks,
  Volatility and Performance, Fees and Expenses
    LB Growth Fund
    LB Value Fund
    LB Limited Maturity Bond Fund

Management

Your Investment
  Buying Shares of The Lutheran Brotherhood Family of Funds
  Additional Purchases
  Net Asset Value of Your Shares
  Exchanging Between Funds
  Redeeming Shares

Distributions

Taxes

Other Securities and Investment Practices



     The Lutheran Brotherhood Family of Funds are offered to members of Lutheran Brotherhood and to qualifying Lutheran institutional investors. This is the Prospectus for the Institutional Class Shares which are only offered to Lutheran institutions, Lutheran church organizations, retirement plans sponsored by Lutheran institutions, and Lutheran participants in the Allocation Advantage(sm) mutual fund asset allocation program offered by Lutheran Brotherhood Securities Corp.

LUTHERAN BROTHERHOOD GROWTH FUND

     INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Growth Fund ("LB Growth Fund") is to achieve long-term growth of capital.

     PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest primarily in the common stocks of growth companies with large market capitalizations. The Fund invests primarily in stocks of companies that Lutheran Brotherhood Research Corp. ("LB Research"), the Fund's investment adviser, believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. LB Research defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Based on Lipper's guidelines as of July 31, 1999, companies with large market capitalizations are those with market capitalizations of at least $8.7 billion. The Fund will invest primarily in U.S. companies, although it may also invest in foreign companies.

     LB Research uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. (Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as a company's sales, assets, markets, management, products and services, earnings, and financial structure. Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.) Under normal market conditions, the LB Growth Fund maintains industry sector weightings similar to the aggregate holdings of other funds which are classified as Large Cap Growth Funds by Lipper, Inc.

     PRINCIPAL RISKS. The LB Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.

     Growth stocks can have greater price volatility than other stocks in a declining market or when a company's earnings are less than expected. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies when stocks of larger companies are out of favor. For these and other reasons, the LB Growth Fund may underperform other stock funds.

     The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of the LB Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Growth Fund cannot be certain that it will achieve its objective.

     No bar chart or performance table has been included for the LB Growth Fund. The LB Growth Fund commenced operations on October 31, 1999.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Growth Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from
  your investment)
Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                                 0.43%
  Other Expenses(including a 0.15% shareholder servicing fee)(1)  0.72%
  Total Annual Fund Operating Expenses(2)                         1.15%

(1) Because the LB Growth Fund has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

(2) LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee and, if necessary, to bear certain expenses associated with operating LB Growth Fund in order to limit the Total Fund Operating Expenses for the Institutional Class to an annual rate of 1.05% of the average net assets. This temporary waiver and expense provision may be discontinued at any time.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD
BE:

                    1 Year     3 Years
                    ------     -------

LB Growth Fund       $117       $365

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

                    1 Year     3 Years
                    ------     -------

LB Growth Fund       $117       $365


LUTHERAN BROTHERHOOD VALUE FUND

     INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Value Fund ("LB Value Fund") is to achieve long-term growth of capital.

     PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest primarily in the common stocks of undervalued companies with large market capitalizations. LB Research, the Fund's investment adviser, uses both fundamental and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (The price-to-earnings [P/E] ratio represents the price of a stock divided by its earnings per share. In general, the higher the P/E, the greater the expectations are for earnings growth. The price-to-book ratio represents the price of a stock divided by its net asset value. The price/book ratio can be a guide in determining the value of a stock.)

     The Fund will invest primarily in U.S. companies, although it may also invest in foreign companies. Under normal market conditions, the LB Value Fund maintains industry sector weightings similar to the aggregate holdings of other funds which are classified as Large Cap Value Funds by Lipper, Inc.

     PRINCIPAL RISKS. The LB Value Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.

     There is also a risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies. For these and other reasons, the LB Value Fund may underperform other stock funds.

     The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of the LB Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Value Fund cannot be certain that it will achieve its objective.

     No bar chart or performance table has been included for the LB Value Fund. The LB Value Fund commenced operations on October 31, 1999.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Value Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from
  your investment)
Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                                 0.40%
  Other Expenses(including a 0.15% shareholder servicing fee)(1)  0.72%
  Total Annual Fund Operating Expenses(2)                         1.12%

(1) Because the LB Value Fund has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

(2) LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee and, if necessary, to bear certain expenses associated with operating LB Value Fund in order to limit the Total Fund Operating Expenses for the Institutional Class to an annual rate of 1.05% of the average net assets. This temporary waiver and expense provision may be discontinued at any time.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD
BE:

                   1 Year     3 Years
                   ------     -------

LB Value Fund       $114       $356

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

                   1 Year     3 Years
                   ------     -------

LB Value Fund       $114       $356


LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND

     INVESTMENT OBJECTIVE. The investment objective of the Lutheran Brotherhood Limited Maturity Bond Fund ("LB Limited Maturity Bond Fund") is to seek a high level of current income consistent with stability of principal.

     PRINCIPAL STRATEGIES. The LB Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. The average dollar-weighted portfolio maturity for the LB Limited Maturity Bond Fund is expected to be between one and five years. Under normal market conditions, the LB Limited Maturity Bond Fund invests at least 65% of its assets in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by Standard & Poor's Corporation or unrated securities considered to be of comparable quality by
LB Research, the Fund's investment adviser.   The Fund may also invest in
high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds."

     LB Research uses both fundamental and technical investment research techniques to determine what debt obligations to buy and sell. LB Research focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

     PRINCIPAL RISKS. The LB Limited Maturity Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of the LB Limited Maturity Bond Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Effective yield on a bond is determined by the purchase price, the stated rate of interest on the bond, the time between interest payments, and the time until maturity. Duration is a measure of the effective, as opposed to the actual, maturity of a fixed-income security. Duration considers the bond's cash flows and the time value of money.

     In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

     For all bonds there is a risk that an issuer will default. Lower rated bonds generally are more susceptible to risk of default than higher rated bonds, and to the LB Limited Maturity Bond Fund, this risk increases as LB Research increases the percentage of the Fund's portfolio in lower rated investment-grade bonds or in high-yield bonds.

     The success of the Fund's investment strategy depends significantly on LB Research's skill in assessing the potential of the securities in which the Fund invests. Shares of the LB Limited Maturity Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Limited Maturity Bond Fund cannot be certain that it will achieve its objective.

     No bar chart or performance table has been included for the LB Limited Maturity Bond Fund. The LB Limited Maturity Bond Fund commenced operations on October 31, 1999.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Limited Maturity Bond Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from
  your investment)
Maximum Sales Charge (Load)                         None
Maximum Deferred Sales Charge (Load)                None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
  Management Fees                                                  0.30%
  Other Expenses(including a 0.15% shareholder servicing fee)(1)   0.72%
  Total Annual Fund Operating Expenses(2)                          1.02%

(1) Because the LB Limited Maturity Bond Fund has been newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimates.

(2) LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee and, if necessary, to bear certain expenses associated with operating LB Limited Maturity Bond Fund in order to limit the Total Fund Operating Expenses for the Institutional Class to an annual rate of 0.70% of the average net assets. This temporary waiver and expense provision may be discontinued at any time.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD
BE:

                                  1 Year     3 Years
                                  ------     -------

LB Limited Maturity Bond Fund      $104       $325

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

                                  1 Year     3 Years
                                  ------     -------

LB Limited Maturity Bond Fund      $104       $325


MANAGEMENT

     LB Research, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds. LB Research is owned by Lutheran Brotherhood Financial Corporation, which in turn is owned by Lutheran Brotherhood. Lutheran Brotherhood and LB Research have been in the investment advisory business since 1970 and managed over $24.5 billion in assets as of June 30, 1999, including $11.9 billion in mutual fund assets. LB Research provides investment research and supervision of the Funds' investments. The following individuals are responsible for the day-to-day management of the Funds.


LB GROWTH FUND

     James M. Walline, vice president of LB Research, serves as the portfolio manager of LB Growth Fund. Mr. Walline has been with Lutheran Brotherhood and LB Research since 1968, and has served as the portfolio manager of Lutheran Brotherhood Fund since 1994.


LB VALUE FUND

     Harold R. Goldstein, assistant vice president of LB Research, serves as the portfolio manager of LB Value Fund. Mr. Goldstein has been with Lutheran Brotherhood and LB Research since 1993, and has previously served as the associate portfolio manager of Lutheran Brotherhood Fund and the portfolio manager of the equities portfolio for Lutheran Brotherhood.


LB LIMITED MATURITY BOND FUND

     Michael G. Landreville, assistant vice president of LB Research, serves as portfolio manager of LB Limited Maturity Bond Fund. Mr. Landreville also has served as portfolio manager of Lutheran Brotherhood Income Fund since September 1, 1999. He was portfolio co-manager of Lutheran Brotherhood Income Fund from January 1, 1998, through August 31, 1999, and associate
portfolio manager from 1987 through 1997.   Mr. Landreville has been with
Lutheran Brotherhood and LB Research since 1983.

     Each Fund pays an annual investment advisory fee to LB Research. The advisory contract between LB Research and The Lutheran Brotherhood Family of Funds provides for the following advisory fees:

                                                                 Limited
                                          Growth      Value     Maturity
                                           Fund       Fund      Bond Fund

$500 million or less                       0.425%     0.40%      0.30%

Over $500 million but not over
  $1 billion                               0.375%     0.35%      0.275%

Over $1 billion                            0.325%     0.30%      0.25%

     LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee for the LB Growth Fund, LB Value Fund, and the LB Limited Maturity Bond Fund and, if necessary, to bear certain expenses associated with operating each Fund in order to limit the Total Fund Operating Expenses of each Fund. See the footnotes to the Fees and Expenses Table for each Fund.


                              YOUR INVESTMENT

INSTITUTIONAL CLASS SHARES

     The Lutheran Brotherhood Family of Funds has adopted a system of multiple classes of shares for each of the Funds. There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any Rule 12b-1 fee. There is a shareholder servicing fee of 0.15% each year on the average daily net assets of Institutional Class shares. Institutional Class shares are offered to Lutheran institutions, Lutheran church organizations, retirement plans sponsored by Lutheran institutions and Lutheran participants in the Allocation Advantage(sm) mutual fund asset allocation program offered by Lutheran Brotherhood Securities Corp. ("LBSC") Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing us, calling toll free 1-800-990-6290, or downloading it from our Web site (www.luthbro.com).


                             BUYING SHARES

INITIAL PURCHASES

     To make your first purchase of the Institutional Class shares of the
Funds:

      o  Complete and sign the application
      o Enclose a check made payable to the Lutheran Brotherhood Family of Funds
      o Mail your application and check to Lutheran Brotherhood Securities Corp., P.O. Box 310, Minneapolis, MN 55440-0310


REQUIRED MINIMUM INVESTMENTS

     The minimum aggregate investment in the Lutheran Brotherhood Family of Funds for retirement plans sponsored by Lutheran institutions is $100,000, which can be allocated among any number of the Funds. The minimum investment in a Fund for other Lutheran institutions is $100,000.

     The Allocation Advantage program is a fee-based investment advisory service which LBSC offers to persons who make an initial investment of $100,000. Lutheran participants in the Allocation Advantage program may purchase Institutional Class shares of any Fund by making an initial minimum investment of $5,000 for a non-IRA account and $1,000 for an IRA account. LBSC will charge participants in the Allocation Advantage program a fee of $50.00 for any redemption of shares of a mutual fund that have been held in the participant's account for less than six months. However, if the redemption of shares is made through our Systematic Withdrawal Plan, LBSC will charge the participant a fee of $5.00 for each such redemption. In addition, LBSC will also charge a fee of $15.00 for any redemption from a participant's account of shares of a mutual fund that is not available through the Allocation Advantage program.

     The minimum investment required for additional purchases is $100 for Allocation Advantage clients and $1,000 for retirement plans sponsored by Lutheran institutions or other Lutheran institutional investors.

     Shares of the Funds are issued on days on which the New York Stock Exchange ("NYSE") is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order by LBSC. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the net asset value calculated that day. Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day. The Funds reserve the right to reject any purchase request.


CERTIFICATES AND STATEMENTS

     LBSC will maintain a share account for you. Share certificates will not be issued. Systematic Investment Plan, Systematic Withdrawal Plan and Systematic Exchange Plan transactions, as well as dividend transactions, will be confirmed on the quarterly consolidated statement. All other transactions will be confirmed as they occur. For more information on any of our investment plans, talk with your LBSC registered representative or call 1-800-990-6290.


ADDITIONAL PURCHASES

     You may purchase additional shares of any of the Funds by sending a check payable to the "Lutheran Brotherhood Family of Funds" together with a completed investment ticket to:

     Lutheran Brotherhood Securities Corp.
     PO Box 59025
     Minneapolis, MN   55459-0025

     You may also buy additional shares through:

      o   your LBSC representative
      o   the Systematic Investment Plan
      o   Invest-by-Phone
      o   the Internet
      o   Federal Reserve or bank wire


NET ASSET VALUE

     Each Fund determines its net asset value (NAV) for a particular class by adding the value of Fund assets attributable to such class, subtracting the Fund's liabilities attributable to such class, and dividing the result by the number of outstanding shares of that class. The NAV for the Funds varies with the value of their investments. The Funds value their securities using market quotations, other than short-term debt securities maturing in less than 60 days, which are valued using amortized costs, and securities for which market quotations are not readily available, which are valued at fair value.

     The Funds determine their NAVs on each day the NYSE is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The calculation is made as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) after the Fund has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of a Fund's portfolio that invests in foreign securities changes on days when you are not able to buy or sell the Fund's shares.


INVEST-BY-PHONE

     When you sign up for our Invest-by-Phone service, you can purchase additional shares by telephone. We will draw your funds directly from your preauthorized bank or credit union account. Your bank or credit union must be a member of the Automated Clearing House system. To use this service, call 1-800-328-4552 for the Automated Service Line or 1-800-990-6290 to speak with a customer service associate. You may also redeem shares by telephone. See "Redeeming Shares."


INVESTOR ACCESS ONLINE

     You may buy or sell shares of your Lutheran Brotherhood Family of Funds by using Investor Access OnLine at www.luthbro.com.


FEDERAL RESERVE OR BANK WIRE

     You may purchase shares by a Federal Reserve or bank wire directly to Norwest Bank Minnesota, N.A. This method will result in a more rapid investment in Fund shares. To wire funds:

Notify LBSC of a pending wire, call: 1-800-990-6290

Wire to:   Norwest Bank of Minneapolis, NA
           Norwest Bank
           6th Street and Marquette Avenue
           Minneapolis, MN  55479

ABA Routing #:  091000019

Account #:      00-003-156

Account Name:   Lutheran Brotherhood Securities Corp.

Use text message to indicate:

Transfer for--shareholder name(s), fund number and account number, and LBSC registered representative name and number.


EXCHANGING SHARES BETWEEN FUNDS

     You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. In addition, shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A or Class B shares for Institutional Class shares. All exchanges will be based on the NAV of the shares you are exchanging and the shares you are acquiring and will be subject to the minimum investment requirements. You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your LBSC registered representative. We may modify or terminate our policies on exchanges in the future. If the exchange policies are materially modified or terminated, we will give you at least 60 days prior notice.


TELEPHONE EXCHANGES

     You may make the type of exchanges between Funds described above by telephone unless otherwise indicated on the account application. You may make an unlimited number of telephone exchanges. Telephone exchanges must be for a minimum amount of $1,000. Telephone exchanges may be made into new or existing Fund accounts, and all accounts involved in telephone exchanges must have the same ownership registration. You may request a telephone exchange by calling toll-free 1-800-328-4552 (using the Automated Service
Line) or 1-800-990-6290 to speak with a customer service associate.

     The Funds reserve the right to refuse a wire or telephone redemption or exchange if it is reasonably believed to be unauthorized. Procedures for redeeming or exchanging Fund shares by wire or telephone may be modified or terminated at any time by the Funds. When requesting a redemption or exchange by telephone, you must have available the correct account registration and account number or tax identification number. All telephone redemptions and exchanges are recorded and written confirmations are subsequently mailed to the address of record. Neither the Funds nor LBSC will be liable for following redemption or exchange instructions received by telephone, which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Funds and LBSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds and/or LBSC may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures.


                                REDEEMING SHARES

     One of the advantages of owning shares in the Lutheran Brotherhood Family of Funds is the rapid access you have to your investment. Once we receive your request for redemption, we will redeem your shares at the next NAV on any day on which the NYSE is open for business, or any other day as required under the rules of the Securities and Exchange Commission.


WAYS TO REDEEM

      You may redeem your shares:

      o  in writing

      o  through Redeem-by-Phone

      o  on the Internet

      o  through the Systematic Withdrawal Plan


WRITTEN REQUESTS

     To redeem all or some of your shares, send a written request to:

      Lutheran Brotherhood Securities Corp.
      P.O. Box 9491
      Minneapolis, Minnesota 55440-9491

     The signature of an authorized representative of your institution must be guaranteed by:

      o    a trust company or commercial bank

      o    a savings association

      o    a credit union

      o a securities broker, dealer, exchange, association, or clearing agency

     We will not accept signatures that are notarized by a notary public.

     Once your redemption request is received in good order, the Fund normally will send the proceeds of such redemption within one business day. However, if making payment could adversely affect a Fund, the Fund may defer payment for up to seven days or a longer period if permitted. Please note that a Fund will hold payment of redemption proceeds until your purchase check clears, which may take up to 15 days.


REDEEM-BY-PHONE

     If you complete an Account Features Request, you may redeem any amount of at least $1,000 by calling 1-800-328-4552 to use our Automated Service Line or 1-800-990-6290 to speak with a customer service associate. Based on your instructions, we will send you a check or send the funds electronically to your commercial bank, savings bank or credit union by the third business day after your redemption request. This feature is NOT available on IRA or other tax-deferred plans.


INVESTOR ACCESS ONLINE

     You may redeem some or all of your shares by using Investor Access OnLine at www.luthbro.com.


SYSTEMATIC WITHDRAWAL PLAN

     If you own shares with a value of at least $150,000, you may order automatic monthly, quarterly, semiannual or annual redemptions in any amount. The proceeds will be sent to you, your designated payee, or your commercial bank, savings bank or credit union.

     Income dividends and capital gains distributions will continue to be reinvested in additional Fund shares. Shares will be redeemed as necessary to make the automatic payments you requested.


DIVIDENDS ON REDEMPTION

     If you redeem all your shares, the redemption proceeds will include all dividends to which you have become entitled since they were last paid.


ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account if the value of Institutional Class shares in the account falls below the required minimum amount for your type of account.

     Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares. Shares will not be redeemed if the account's value drops below the minimum only because of market fluctuations.


                             DISTRIBUTIONS

     Dividends.  Dividends are declared and paid as follows:

     - declared daily and paid monthly       LB Limited Maturity Bond Fund

     - declared and paid annually            LB Growth Fund

                                             LB Value Fund

Income dividends are derived from investment income, including dividends, interest and certain foreign currency gains received by a Fund.

     Capital Gains. Capital gains distributions, if any, usually will be declared in December.

     Distribution Options. When completing your application, you must select one of the following three options for dividends and capital gains distributions:

     o Full Reinvestment. Both dividends and capital gains distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

     o Full Reinvestment in a Different Fund. You may also choose to have your dividends reinvested into an existing account in another Fund within The Lutheran Brotherhood Family of Funds.

     o All Cash. Dividends and capital gains distributions will be paid in cash. Your request to receive all or a portion of your dividends and other distributions in cash must be received by LBSC at least 10 days before the record date of the dividend or other distribution.

     o Part Cash and Part Reinvestment. You may request to have part of your dividends part in cash and part of your dividends reinvested in additional shares of the same class of that Fund.

     Distributions paid in shares will be credited to your account at the next determined NAV per share.


                                      TAXES

     In general, any dividends and short-term capital gains distributions you receive from a Fund are taxable as ordinary income. Distributions of other net capital gains by a Fund are generally taxable as capital gains - in most cases, at different rates from those that apply to ordinary income. We expect that dividends from the LB Growth Fund and LB Value Fund will consist primarily of capital gains and that dividends from the LB Limited Maturity Bond Fund will consist primarily of ordinary income.

     The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

     Every year, the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same Fund.

     Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

     By law, the Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.


OTHER SECURITIES AND INVESTMENT PRACTICES

     The principal investment strategies and risk factors of each Fund offered by this Prospectus are outlined beginning on page __. The Funds may also invest in other securities and engage in other practices. This section provides additional information about some of the securities and other practices in which certain of the Funds offered by this Prospectus may engage, along with their associated risks.

     REPURCHASE AGREEMENTS. Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

     WHEN-ISSUED SECURITIES. Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. LB Limited Maturity Bond Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

     GOVERNMENT BONDS AND MUNICIPAL BONDS. LB Limited Maturity Bond Fund may also invest in government bonds and municipal bonds. As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

     ZERO COUPONS. Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

     FOREIGN SECURITIES. Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds may use foreign currencies and related instruments to hedge its foreign investments.

     In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

     RESTRICTED AND ILLIQUID SECURITIES. Each of the Funds may invest in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

     SECURIITES LENDING. Each of the Funds may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

     DERIVATIVES.  Each of the Funds may invest in derivatives.
Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

     While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

     The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

     With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

     HIGH-YIELD BONDS. Each of the Funds may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on certain risks:

     o The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
     o Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

     SHORT-TERM TRADING. The investment strategy for each of the Funds at times may include short-term trading. While each other Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

     INTERNATIONAL EXPOSURE. Many U.S. companies in which the Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

     BONDS. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

     COMPUTER RISKS. LB Research does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communications systems, the investment markets or the economy in general. Additionally, we have incorporated the Year 2000 issue into investment research, reviewing the Year 2000 compliance efforts of securities issuers and weighing the risks on non-compliance with the other risks of investing.

     SECURITIES RATINGS. When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser. High-yield bonds are below investment grade bonds in terms of quality.

     In cases where a bond is rated in conflicting categories by different rating agencies, a Fund may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

     DEFENSIVE INVESTING. During unusual market conditions, each Fund may temporarily place up to 100% of its total assets in cash or quality short-term debt securities. To the extent that the Fund does this, it is not pursuing its investment objective.

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[Back cover page]


THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

1-800-328-4552 Automated Service Line

1-800-990-6290 to speak with a customer service associate

www.luthbro.com

  o  Lutheran Brotherhood Securities Corp.
     P.O. Box 9491
     Minneapolis, Minnesota 55440-9491


     The Statement of Additional Information which is incorporated by reference into this Prospectus) contains additional information about the Funds. You may request a free copy of the Statement of Additional Information, or you may make additional requests or inquiries by calling 1-800-990-6290. You may also review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-800-SEC-0330. You may also get information about the Funds at the SEC Web site (www.sec.gov) or by mail, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


1940 Act File No. 811-1467

                         LUTHERAN BROTHERHOOD GROWTH FUND
                          LUTHERAN BROTHERHOOD VALUE FUND
                  LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND

                                    SERIES OF
                    THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION


                                                         October 29, 1999


This Statement of Additional Information should be read in conjunction with the prospectus dated October 29, 1999 for the applicable class of the Lutheran Brotherhood Growth Fund ("LB Growth Fund"), Lutheran Brotherhood Value Fund ("LB Value Fund"), and Lutheran Brotherhood Limited Maturity Bond Fund ("LB Limited Maturity Bond Fund"), each a series of the Lutheran Brotherhood Family of Funds (the "Trust"). Class A and B shares are offered through a combined prospectus and Institutional Class shares are offered through a separate prospectus. Each such prospectus is referred to hereinafter as a "prospectus". This Statement of Additional Information is not a prospectus itself. To receive a copy of either prospectus, write to Lutheran Brotherhood Securities Corp., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free 1-800-328-4552 for Automated Service Line or 1-800-990-6290 to speak with a customer service associate.

                                TABLE OF CONTENTS

                                                                        Page

History of the Lutheran Brotherhood Family of Funds......................
Investment Policies and Restrictions.....................................
Fund Management..........................................................
Investment Advisory Services.............................................
Administrative Services..................................................
Distribution and Shareholder Services....................................
Brokerage Transactions...................................................
Code of Ethics...........................................................
Purchasing Shares........................................................
Sales Charges............................................................
Net Asset Value..........................................................
Redeeming Shares.........................................................
Tax Status...............................................................
General Information......................................................
Calculation of Performance Data..........................................
Description of Debt Ratings..............................................

           HISTORY OF THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

     Each Fund in The Lutheran Brotherhood Family of Funds is a diversified series of The Lutheran Brotherhood Family of Funds (the "Trust"), an open-end management investment company. LB Opportunity Growth Fund, LB Fund, LB High Yield Fund, LB Income Fund, LB Municipal Bond Fund and LB Money Market Fund were organized in 1993 as series of The Lutheran Brotherhood Family of Funds, a Delaware business trust. Each of those Funds is the successor to a fund of the same name that previously operated as a separate corporation or trust pursuant to a reorganization that was effective as of November 1, 1993. The LB World Growth Fund and LB Mid Cap Growth Fund began operating as a series of the LB Family of Funds on September 5, 1995 and May 30, 1997, respectively. LB Growth Fund, LB Value Fund, and LB Limited Maturity Bond Fund began operating as a series of the LB Family of Funds on October 29, 1999. The fiscal year end of the Trust and each Fund is October 31. Prior to October 31, 1997, the shares of the Funds had no specific class designations. As of that date, Class A, Class B and Institutional Class shares were authorized by the Board of Trustees of the Trust. The Trust has reserved the right to create other classes of shares in the future.


                       INVESTMENT POLICIES AND RESTRICTIONS

ADDITIONAL INVESTMENT PRACTICES

     In addition to those practices stated in the Prospectus, various of the Funds may purchase the following securities or may engage in the following transactions.


OTHER SECURITIES

     LB Growth Fund and LB Value Fund may each invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants, American Depository Receipts (ADR's), and other debt or equity securities. In addition, each of these Funds may invest in U.S. Government securities or cash.

     LB Growth Fund and LB Value Fund will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below "Baa", as rated by Moody's Investors Service, Inc. ("Moody's"), or below "BBB", as rated by Standard & Poor's Corporation ("S&P"). For a description of Moody's and S&P's ratings, see "Description of Debt Ratings". Securities rated below investment grade (sometimes referred to as "high yield" or "junk bonds") are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to interest rate and economic changes.

     LB Limited Maturity Bond Fund may also invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.


REPURCHASE AGREEMENTS

     Each of the Funds may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell for later delivery at an agreed upon price and rate of interest U.S. Government obligations. The Fund or its custodian will take possession of the obligations subject to a repurchase agreement. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the market value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller's agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by LB Research to be creditworthy.


RESTRICTED SECURITIES

     The Funds may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, such Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Fund may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities.


REVERSE REPURCHASE AGREEMENTS

     Each of the Funds also may enter into reverse repurchase agreements, which are similar to borrowing cash. A reverse repurchase agreement is a transaction in which the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, with an agreement that at a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not assure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. The Fund will engage in reverse repurchase agreements which are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

     Each of the Funds may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Fund with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delayed delivery transactions, cash, cash equivalents or high grade debt obligations of a dollar amount sufficient to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled.


LENDING SECURITIES

     Consistent with applicable regulatory requirements, each of the Funds may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount at all times equal to at least the market value of the loaned securities plus the accrued interest and dividends. For the period during which the securities are on loan, the lending Fund will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities.

     The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any thereof. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

     No Fund will lend securities to broker-dealers affiliated with LB Research. LB Research believes that this will not affect the Fund's ability to maximize its securities lending opportunities. No Fund may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.


PUT AND CALL OPTIONS

     Selling ("Writing") Covered Call Options: The Funds may from time to time sell ("write") covered call options on any portion of their portfolios as a hedge to provide partial protection against adverse movements in prices of securities in those Funds and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined ("strike") price. As the writer of a call option, a Fund assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Fund until either the option expires, or a closing transaction is made.

     If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Fund will generally not be called upon to deliver the security. A Fund will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Fund will generally be called upon to deliver the security. In this event, a Fund limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

     Buying Call Options: The Funds may also from time to time purchase call options on securities in which those Funds may invest. As the holder of a call option, a Fund has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities which the Fund intends to purchase. In purchasing a call option, a Fund would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

     Selling Put Options: The Funds may from time to time sell ("write") covered put options if the put option is part of a combined position (see "Combined Position Options" below). As the writer of a put option, the Fund assumes the obligation to pay a predetermined ("strike") price for the option's underlying security if the holder of the option chooses to exercise it. Until the option expires, or a closing transaction is made, the Fund must continue to be prepared to pay the strike price, regardless of prices movements in the underlying security.

     If the price of the underlying security remains the same or rises above the strike price, the Fund will generally not be called upon to purchase the security. The Fund will, however, retain the premium received for the option as additional income. If the underlying security price falls below the strike price, the Fund would expect to be called upon to purchase the security at the strike price.

     Buying Put Options: The Funds may from time to time purchase put options on any portion of their portfolios. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined ("strike") price. A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Fund. In purchasing a put option, a Fund would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

     Options on Foreign Currencies: The Funds may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

     Index Options: As part of its options transactions, certain of the Funds may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

     Combined Position Options: The Funds may purchase and sell options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Funds may engage in "straddle" and "spread" transactions in order to enhance return, which is a speculative, non-hedging purpose. A "straddle" is established by buying both a call and a put option on the same underlying security, each with the same exercise price and expiration date. A "spread" is a combination of two or more call options or put options on the same security with differing exercise prices or times to maturity. The particular strategies employed by a Fund will depend on LB Research's perception of anticipated market movements.

     Negotiated Transactions: The Funds will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. A Fund effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by its investment adviser. Despite the investment adviser's best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Fund. This risk is described more completely in the section of this Statement of Additional Information entitled, "Risks of Transactions in Options and Futures". Options written or purchased by a Fund in negotiated transactions are illiquid and there is no assurance that a Fund will be able to effect a closing purchase or closing sale transaction at a time when its investment adviser believes it would be advantageous to do so. In the event the Fund is unable to effect a closing transaction with the holder of a call option written by the Fund, the Fund may not sell the security underlying the option until the call written by the Fund expires or is exercised.

     Closing Transactions: The Funds may dispose of options which they have written by entering into "closing purchase transactions". Those Funds may dispose of options which they have purchased by entering into "closing sale transactions". A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

     A Fund realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Fund realizes a loss if the premium paid is more than the premium received. The Fund may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

      A Fund realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Fund realizes a loss if the premium received is less than the premium paid.


FINANCIAL FUTURES AND OPTIONS ON FUTURES

     Selling Futures Contracts: The Funds may sell financial futures contracts ("futures contracts") as a hedge against adverse movements in the prices of securities in those Funds. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills, government mortgage-backed securities; corporate and municipal bond indices; and stock indices. A futures contract sale creates an obligation for the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. In selling a futures contract, the Fund would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Fund. The Fund would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Fund.

     Futures contracts have been designed by and are traded on boards of trade which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

     When a Fund sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker which are called "margin" by commodities exchanges and brokers.

     The payment of "margin" in these transactions is different than purchasing securities "on margin". In purchasing securities "on margin" an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of "margin" involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Fund and its broker, but rather is a "good faith deposit" by a Fund to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Fund will receive or pay "variation margin" equal to the daily change in the value of the position held by the Fund.

     Buying Futures Contracts: The Funds may purchase financial futures contracts as a hedge against adverse movements in the prices of securities which they intend to purchase. The Funds may buy and sell futures contracts for a number of reasons, including to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and to protect the value of portfolio securities. A futures contract purchase creates an obligation by a Fund, as buyer, to take delivery of the specific type of instrument called for in the contract at a specified future time for a specified price. In purchasing a futures contract, a Fund would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities which a Fund intends to purchase. A Fund would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities which a Fund intends to purchase.

     Options on Futures Contracts: The Funds may also sell ("write") and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities which a Fund intends to purchase.

     Currency Futures Contracts and Options: The Funds may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Fund will not use such contracts or options for leveraging purposes.

     Limitations: The Funds may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. A Fund will not enter into a futures contract or purchase or sell related options if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing futures and related options positions and premiums paid for options with respect to futures and options used for non-hedging purposes would exceed 5% of the market value of the Fund's total assets. In addition, in instances involving the purchase of futures contracts or call options thereon, a Fund will maintain cash or cash equivalents, less any related margin deposits, in an amount equal to the market value of such contracts. "Cash and cash equivalents" may include cash, government securities, or liquid high quality debt obligations.


HYBRID INVESTMENTS

     As part of their investment program and to maintain greater flexibility, the Funds may invest in hybrid instruments (a potentially high risk derivative) which have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Fund and the seller of the hybrid instrument, the creditworthiness of the contra party to the transaction would be a risk factor which a Fund would have to consider. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority. None of the Funds expect to hold more than 5% of its total assets in hybrid instruments.


RISKS OF TRANSACTIONS IN OPTIONS AND FUTURES

     There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Fund's hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

     There is a risk that LB Research could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case a Fund would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Fund's return to be less than if hedging had not taken place. The overall effectiveness of hedging therefore depends on the expense of hedging and LB Research's or a Fund's accuracy in predicting the future changes in interest rate levels and securities price movements.

     A Fund will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges a Fund may purchase and sell options in negotiated transactions. When a Fund uses negotiated options transactions it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market. There is nonetheless no assurance that a liquid secondary market such as an exchange or board of trade will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Fund would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

     When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a Fund could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

     Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Fund could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Fund could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.


FOREIGN FUTURES AND OPTIONS

     Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.


SHORT SALES AGAINST THE BOX

     The Funds may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box". A short sale is a transaction in which a Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.


FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

     Foreign Currency Warrants. Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.


TEMPORARY DEFENSIVE INVESTMENTS

     The Funds may hold up to 100% of their assets in cash or short-term debt securities for temporary defensive position when, in the opinion of LB Research such a position is more likely to provide protection against unfavorable market conditions than adherence to the Funds' other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities such as repurchase agreements and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, Eurodollar certificates of deposit, commercial paper and banker's acceptances issued by domestic and foreign corporations and banks. When investing in short-term money market obligations for temporary defensive purposes, a Fund will invest only in securities rated at the time of purchase Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, F-1 or F-2 by Fitch Investors Service, Inc., or unrated instruments that are determined by LB Research to be of a comparable level of quality. When a Fund adopts a temporary defensive position its investment objective may not be achieved.


COMPUTER RELATED RISKS

     Many mutual funds and other companies that issue securities, as well as government entities upon whom those mutual funds and companies depend, may be adversely affected by computer systems (whether their own systems or systems of their service providers) that do not properly process dates beginning with January 1, 2000 and information related to those dates.

     The Investment Manager currently is in the process of reviewing its internal computer systems as they relate to the Funds, as well as the computer systems of those service providers upon which the Funds rely, in order to obtain reasonable assurances that the Funds will not experience a material adverse impact related to this problem. The Funds do not currently anticipate that this problem will have a material adverse impact on their portfolio investments, taken as a whole. There can be no assurances in this area, however, including the possibility that this problem could negatively affect the investment markets or the economy generally.


                             INVESTMENT LIMITATIONS

     The fundamental investment restrictions for the Funds are set forth below. These fundamental investment restrictions may not be changed by a Fund except by the affirmative vote of a majority of the outstanding voting securities of that Fund as defined in the Investment Company Act of 1940. (Under the Investment Company Act of 1940, a "vote of the majority of the outstanding voting securities" means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a "1940 Act Majority Vote").) Under these restrictions, with respect to each Fund:

      (1) The Fund may not borrow money, except that the Fund may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund's total assets immediately after the time of such borrowing.

      (2) The Fund may not purchase or sell commodities or commodity contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments.

      (3) The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or that invest or deal in real estate.

      (4) The Fund may not engage in underwriting or agency distribution of securities issued by others; provided, however, that this restriction shall not be construed to prevent or limit in any manner the power of the Fund to purchase and resell restricted securities or securities for investment.

      (5) The Fund may not lend any of its assets except portfolio securities. The purchase of corporate or U.S. or foreign governmental bonds, debentures, notes, certificates of indebtedness, repurchase agreements or other debt securities of an issuer permitted by the Fund's investment objective and policies will not be considered a loan for purposes of this limitation.

      (6) The Fund may not with respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the Investment Company Act of 1940) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of its total assets invested in the securities of such issuer.

      (7) The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940 or any exemptive order or rule issued by the Securities and Exchange
             Commission.

      (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Fund.

      (9) The Fund may not invest in a security if the transaction would result in 25% or more of the Fund's total assets being invested in any one industry.

     The following nonfundamental investment restriction may be changed without shareholder approval. Under this restriction with respect to each
Fund:

      (1) The Fund will not purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund's total assets are outstanding.

     Section 18(g) of the 1940 Act defines a "senior security" as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(F)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300%. The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(F)(1) if it segregates fund assets.


FUND MANAGEMENT

     The Board of Trustees of the Trust is responsible for the management and supervision of the Funds' business affairs and for exercising all powers except those reserved to the shareholders.

     The officers and Trustees of the Trust and their addresses, positions with the Trust, and principal occupations are set forth below. As of July 31, 1999, the officers and Trustees own less than 1% of any Fund's outstanding shares.



           NAME AND ADDRESS                 POSITION WITH THE TRUST             PRINCIPAL OCCUPATION DURING THE
                                                                                         PAST 5 YEARS
Rolf F. Bjelland*                       Chairman, Trustee and             Executive Vice President, Lutheran
625 Fourth Avenue South                 President                         Brotherhood; Director, Lutheran
Minneapolis, MN                                                           Brotherhood Research Corp.; Director
Age 61                                                                    and Executive Vice President, Lutheran
                                                                          Brotherhood Financial Corp.; Director,
                                                                          Lutheran Brotherhood Securities Corp.;
                                                                          Director and Vice President, Lutheran
                                                                          Brotherhood Variable Insurance Products
                                                                          Company; Director, Lutheran Brotherhood
                                                                          Real Estate Products Company; Director,
                                                                          Chairman and President of LB Series
                                                                          Fund, Inc.


Herbert F. Eggerding, Jr.               Trustee                           Management consultant to several privately
12587 Glencroft Drive                                                     owned companies; formerly Executive Vice
St. Louis, MO                                                             President and Chief Financial Officer,
Age 62                                                                    Petrolite Corporation; Director, Lutheran
                                                                          Charities Foundation of St. Louis, MO;
                                                                          Director of LB Series Fund, Inc.


Noel K. Estenson                        Trustee                           President and Chief Executive Officer,
CENEX, Inc.                                                               CENEX, Inc.; Vice Chairman, CF
P.O. Box 64089                                                            Industries; Board member, National
St. Paul, MN                                                              Cooperative Refinery Association; Board
Age 60                                                                    member, Farm Credit Leasing; Board member,
                                                                          National Council of Farmer Cooperatives;
                                                                          Director, LB Series Fund, Inc.


Jodi L. Harpstead                       Trustee                           Vice President, U.S. Cardiac Rhythm
Medtronic                                                                 Management for Medtronic, Inc.; Previously,
7000 Central Avenue NE                                                    Manager and Vice President, U.S. Pacing
Minneapolis, MN                                                           Marketing, Medtronic, Inc.; Board member
Age 42                                                                    of Delta Dental Plan of Minnesota;
                                                                          Director, LB Series Fund, Inc.


Richard A. Hauser                       Trustee                           Partner, Baker & Hostetler, LLP; Previously,
1050 Connecticut Avenue NW                                                Chairman of the Pennsylvania Avenue
Suite 1100                                                                Development Corporation, Washington, DC;
Washington, DC                                                            Director, The Luther Institute; Director,
Age 56                                                                    LB Series Fund, Inc.


Connie M. Levi                          Trustee                           Retired President of the Greater
P.O. Box 675325                                                           Minneapolis Chamber of Commerce;
Rancho Santa Fe, CA                                                       served in the Minnesota House of
Age 59                                                                    Representatives from 1978 to 1986,
                                                                          including in the capacity as majority
                                                                          leader; former Director or member of
                                                                          numerous governmental, public service
                                                                          and non-profit boards and organizations;
                                                                          Director, Norstan, Inc.; Director of
                                                                          LB Series Fund, Inc.


Bruce J. Nicholson*                     Trustee                           President and Chief Operating Officer,
625 Fourth Avenue South                                                   Lutheran Brotherhood; Director, President
Minneapolis, MN                                                           and Chief Operating Officer, Lutheran
Age 52                                                                    Brotherhood Financial Corp.; Director and
                                                                          Chief Operating Officer, Lutheran Brotherhood
                                                                          Variable Insurance Products Company;
                                                                          Director, Lutheran Brotherhood Research
                                                                          Corp; Director, Lutheran Brotherhood
                                                                          Securities Corp.; Director, Lutheran
                                                                          Brotherhood Real Estate Products Company;
                                                                          Director, LB Series Fund, Inc.


Randall L. Boushek                      Vice President                    Senior Vice President and Chief Investment
625 Fourth Avenue South                                                   Officer, Lutheran Brotherhood; President,
Minneapolis, MN                                                           Lutheran Brotherhood Research Corp.; Vice
Age 42                                                                    President and Chief Investment Officer,
                                                                          Lutheran Brotherhood Variable Insurance
                                                                          Products Company; Portfolio Manager,
                                                                          Lutheran Brotherhood Securities Corp.


Otis F. Hilbert                         Secretary and Vice President      Vice President, Lutheran Brotherhood;
625 Fourth Avenue South                                                   Vice President and Secretary,
Minneapolis, MN                                                           Lutheran Brotherhood Securities Corp.;
Age 62                                                                    Secretary of Lutheran Brotherhood
                                                                          Research Corp.; Vice President and
                                                                          Secretary, Lutheran Brotherhood
                                                                          Real Estate Products Company; Vice
                                                                          President and Assistant Secretary,
                                                                          Lutheran Brotherhood Variable
                                                                          Insurance Products Company; Secretary and
                                                                          Vice President of LB Series Fund, Inc.


Frederick P. Johnson                    Vice President                    Assistant Vice President, Lutheran
625 Fourth Avenue South                                                   Brotherhood; Assistant Vice President,
Minneapolis, MN                                                           Lutheran Brotherhood Variable Insurance
Age 36                                                                    Products Company; Assistant Vice
                                                                          President, Lutheran Brotherhood
                                                                          Securities Corp.; Assistant Vice
                                                                          President, LB Research; Vice President,
                                                                          LB Series Fund, Inc.


James R. Olson                          Vice President                    Senior Vice President, Lutheran
625 Fourth Avenue South                                                   Brotherhood; Vice President, Lutheran
Minneapolis, MN                                                           Brotherhood Variable Insurance Products
Age 57                                                                    Company; Vice President, Lutheran
                                                                          Brotherhood Research Corp.; Vice
                                                                          President, Lutheran Brotherhood Research
                                                                          Corp.; Vice President, Lutheran
                                                                          Brotherhood Securities Corp.; Vice
                                                                          President, Lutheran Brotherhood Real
                                                                          Estate Products Company; Vice President,
                                                                          LB Series Fund, Inc.


Brenda J. Pederson                      Vice President                    Assistant Vice President, Lutheran
625 Fourth Avenue South                                                   Brotherhood
Minneapolis, MN
Age 38


Richard B. Ruckdashel                   Vice President                    Vice President, Lutheran Brotherhood;
625 Fourth Avenue South                                                   Vice President, Lutheran Brotherhood
Minneapolis, MN                                                           Variable Insurance Products Company; Vice
Age 44                                                                    President, Lutheran Brotherhood
                                                                          Securities Corp.; Vice President, LB
                                                                          Series Fund, Inc.


Wade M. Voigt                           Treasurer                         Assistant Vice President, Mutual Fund
625 Fourth Avenue South                                                   Accounting, Lutheran Brotherhood;
Minneapolis, MN                                                           Treasurer of LB Series Fund, Inc.
Age 43

-----------------------
 (*) "Interested person" of the Fund as defined in the Investment Company Act of 1940 by virtue of his positions with affiliated entities referred to elsewhere herein.


CONTROL PERSONS AND PRINCIPAL HOLDERS

     It is expected that Lutheran Brotherhood (including its wholly-owned subsidiary companies), 625 Fourth Avenue South, Minneapolis, Minnesota 55415-1624, will be the sole shareholder of each the Fund's shares at the time of the commencement of the Funds' operations.


COMPENSATION OF TRUSTEES AND OFFICERS

     The Funds make no payments to any of its officers for services performed for the Fund. Trustees of the Trust who are not interested persons of the Trust are paid an annual retainer fee by the Trust of $23,500 and an annual fee of $9,000 per year to attend meetings of Board of Trustees.

     Trustees who are not interested persons of the Trust are reimbursed by the Trust for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Trustees of the Trust. The Trustees receive no pension or retirement benefits in connection with their service to the Fund.

     For the fiscal year ended October 31, 1999, the Trustees of the Trust received the following amounts of compensation either directly or in the form of payments made into a deferred compensation plan:





                                             PENSION OR
                                             RETIREMENT
                            AGGREGATE      BENEFITS ACCRUED    ESTIMATED ANNUAL   TOTAL COMPENSATION
NAME AND POSITION         COMPENSATION     AS PART OF FUND      BENEFITS UPON        PAID BY FUND
OF PERSON                  FROM TRUST         EXPENSES           RETIREMENT        AND FUND COMPLEX (1)
Rolf F. Bjelland(2)         $     0         $      0            $      0               $     0
Chairman and Trustee

Herbert F. Eggerding, Jr.    18,315                0                   0                33,124
Trustee

Noel K. Estenson             18,315                0                   0                33,124
Trustee

Jodi L. Harpstead                 0                0                   0                     0
Trustee

Richard K. Hauser             4,708                0                   0                     0
Trustee

Connie M. Levi               18,315                0                   0                     0
Trustee

Bruce J. Nicholson(2)             0                0                   0                     0
Trustee
-------------------------

(1)  The "Fund Complex" includes the eleven series of The Lutheran Brotherhood Family of Funds and the seven portfolios of LB Series Fund, Inc.
(2)  "Interested person" of the Fund as defined in the Investment Company Act of 1940.



                          INVESTMENT ADVISORY SERVICES

     The Funds' investment adviser, LB Research, was organized as a Pennsylvania corporation in 1969 and was reincorporated as a Minnesota corporation in 1987. It has been in the investment advisory business since 1970. LB Research is a wholly-owned subsidiary of Lutheran Brotherhood Financial Corporation which, in turn, is a wholly-owned subsidiary of Lutheran Brotherhood, a fraternal benefit society. The officers and directors of LB Research who are affiliated with the Trust are set forth under "Fund Management".

     Investment decisions for each of the LB Growth Fund, LB Value Fund, and LB Limited Maturity Fund are made by LB Research, subject to the overall direction of the Board of Trustees. LB Research provides investment research and supervision of each Fund's investments and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of each Fund's assets. LB Research assumes the expense of providing the personnel to perform its advisory functions. The Master Advisory Contract (the "Advisory Contract") for the Funds provides that Lutheran Brotherhood has reserved the right to grant the non-exclusive use of the name "Lutheran Brotherhood" or any derivative thereof to any other investment company, investment adviser, distributor or other business enterprise, and to withdraw from each Fund the use of the name "Lutheran Brotherhood". The name "Lutheran Brotherhood" will continue to be used by each Fund as long as such use is mutually agreeable to Lutheran Brotherhood and the Funds.

     The Advisory Contract provides that it shall continue in effect with respect to each Fund from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Contract or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

     LB Research receives an annual investment advisory fee from each Fund. The advisory contract between LB Research and the Trust provides for the following advisory fees:

Lutheran Brotherhood Growth Fund

                                                 Rates of Annual Advisory
                                                  Fee as a Percentage of
Average Daily Net Assets                         Average Daily Net Assets

On the portion of the Fund which is:

$500 million or less                                      0.425%
Over $500 million but not over $1 billion                 0.375%
Over $1 billion                                           0.325%


Lutheran Brotherhood Value Fund

                                                 Rates of Annual Advisory
                                                  Fee as a Percentage of
Average Daily Net Assets                         Average Daily Net Assets

On the portion of the Fund which is:

$500 million or less                                      0.40%
Over $500 million but not over $1 billion                 0.35%
Over $1 billion                                           0.30%


Lutheran Brotherhood Limited Maturity Bond Fund

                                                 Rates of Annual Advisory
                                                  Fee as a Percentage of
Average Daily Net Assets                         Average Daily Net Assets

On the portion of the Fund which is:

$500 million or less                                      0.30%
Over $500 million but not over $1 billion                 0.275%
Over $1 billion                                           0.25%

     LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee for the LB Growth Fund and, if necessary, to bear certain expenses associated with operating the Fund in order to limit the Fund's total operating expenses for the Class A shares, Class B shares and Institutional Class shares to an annual rate of 1.30%, 2.05%, and 1.05%, respectively, of the average daily net assets of the relevant class. LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee for the LB Value Fund and, if necessary, to bear certain expenses associated with operating the Fund in order to limit the Fund's total operating expenses for the Class A shares, Class B shares and Institutional Class shares to an annual rate of 1.30%, 2.05%, and 1.05%, respectively, of the average daily net assets of the relevant class. LB Research has voluntarily agreed to temporarily waive a portion of its advisory fee for the LB Limited Maturity Bond Fund and, if necessary, to bear certain expenses associated with operating the Fund in order to limit the Fund's total operating expenses for the Class A shares, Class B shares and Institutional Class shares to an annual rate of 0.95%, 0.95%, and 0.70%, respectively, of the average daily net assets of the relevant class.


                             ADMINISTRATIVE SERVICES

     Lutheran Brotherhood Securities Corp. ("LB Securities") provides administrative personnel and services necessary to operate the Funds on a daily basis for a fee equal to 0.02 percent of the Funds' average daily net assets.


CUSTODIAN

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As custodian, State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments.


TRANSFER AGENT

     LB Securities provides transfer agency services necessary to the Funds on a daily basis for a fee that is based on the number of shareholder accounts.


INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 650 Third Avenue South, Park Building, Suite 1300, Minneapolis, Minnesota 55402, serves as the Trust's independent accountants, providing professional services including audits of the Funds' annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Funds.


                      DISTRIBUTION AND SHAREHOLDER SERVICES

PLAN OF DISTRIBUTION AND DISTRIBUTION CONTRACT

     The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") with respect to the Class B shares of LB Growth Fund and LB Value Fund. The 12b-1 Plan permits, among other things, payment by each such Fund for the purpose of (1) making payments to underwriters, securities dealers and others engaged in the sale of Class B shares, including payments to LB Securities to be used to compensate or reimburse the LB Securities and others (including affiliates of LB Securities) engaged in the distribution and marketing of Class B shares or furnishing assistance to investors on an ongoing basis, and (2) providing reimbursement of direct out-of-pocket expenditures incurred by LB Securities in connection with the distribution and marketing of Class B shares, (3) providing reimbursements of payments of commissions to LB Securities's field force and others involved in the distribution of the Class B shares at the time of purchase, plus interest at a rate not to exceed prime plus 1% on the amount of unreimbursed commissions and (4) providing payment of expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature, the preparation, printing and distribution of prospectuses of the Trust and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Funds are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Class B shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the 12b-1 Plan.

     The 12b-1 Plan provides that it may not be amended to increase materially the costs which a Fund may bear pursuant to the 12b-1 Plan without approval by a 1940 Act Majority Vote of the Class B shareholders and that other material amendments of the 12b-1 Plan must be approved by the Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. While the 12b-1 Plan is in effect, the selection and nomination of the Trustees of the Trust who are not "interested persons" of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The 12b-1 Plan was initially approved by the Board of Trustees, including a majority of the Qualified Trustees, on September 9, 1997, and is subject to annual approval, by the Board of Trustees and by the Qualified Trustees by vote cast in person at a meeting called for the purpose of voting on the 12b-1 Plan. The 12b-1 Plan is terminable with respect to the Class B shares of any Fund at any time by a vote of a majority of the Qualified Trustees or by 1940 Act Majority Vote of the Class B shareholders of such Fund. A quarterly report of the amounts expended under the 12b-1 Plan and the purposes for which such expenditures were incurred must be made to the Trustees for their review.

     The Funds' distributor, LB Securities, is a Pennsylvania corporation organized in 1969. LB Securities is a wholly-owned subsidiary of LB Research and is located in Minneapolis, Minnesota. The officers and directors of LB Securities who are affiliated with the Trust are set forth under "Fund Management". Under a First Amended and Restated Distribution Contract dated October 31, 1997 (the "Distribution Contract"), LB Securities is granted the right to sell Class A, Class B and Institutional Class shares of the Funds as agent for the Trust. LB Securities agrees to use its best efforts to secure purchasers for the shares of the Funds. In connection with the services to be provided by LB Securities under the Distribution Contract, LB Securities receives from each Fund an amount with respect to Class B shares determined at an annual rate of .75% of the average daily net asset value represented by such shares, such amount to be paid in arrears at the end of each calendar month. The Distribution Contract was initially approved by the Board of Trustees including a majority of the Qualified Trustees, on September 9, 1997, and will continue in effect from year to year so long as its continuance is approved at least annually by the Board of Trustees and the Qualified Trustees.


SHAREHOLDER SERVICING PLANS

     The Trust has adopted shareholder servicing plans (each a "Shareholder Servicing Plan") for each Fund. The Shareholder Servicing Plans for the Class A and Class B shares provide that the relevant class may spend annually, directly or indirectly, up to .25% of the average daily value of the net assets attributable to the relevant class for shareholder servicing activities. The Shareholder Servicing Plan for the Institutional Class shares provides that the Institutional Class may spend annually, directly or indirectly, up to .15% of the average daily value of the net assets attributable to the relevant class for shareholder servicing activities. Under the Distribution Contract, LB Securities has agreed to undertake certain shareholder servicing activities on behalf of the Funds in exchange for a fee of .25% of the average daily value of the net assets represented by Class A and Class B shares and .15% of the average daily value of the net assets represented by Institutional Class shares. A quarterly report of the amounts expended under the Shareholder Servicing Plans, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. Each Shareholder Servicing Plans may be amended by a majority of the Qualified Trustees or by a 1940 Act Majority Vote by shareholders of the respective class. The Shareholder Servicing Plans have been approved, and are subject to annual approval, by the Board of Trustees and the Qualified Trustees.


                             BROKERAGE TRANSACTIONS

PORTFOLIO TRANSACTIONS

     In connection with the management of the investment and reinvestment of the assets of the Funds, the Advisory Contract authorizes LB Research, acting by its own officers, directors or employees or by a duly authorized subcontractor to select the brokers or dealers that will execute purchase and sale transactions for the Funds. In executing portfolio transactions and selecting brokers or dealers, if any, LB Research and will use reasonable efforts to seek on behalf of the Funds the best overall terms available. In assessing the best overall terms available for any transaction, LB Research will consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, LB Research may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which LB Research or an affiliate of LB Research exercises investment discretion. LB Research may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, LB Research determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

     To the extent that the receipt of the above-described services may supplant services for which LB Research might otherwise have paid, it would, of course, tend to reduce the expenses of LB Research.

     The investment decisions for a Fund are and will continue to be made independently from those of other investment companies and accounts managed by LB Research, or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Fund. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which LB Research and its affiliates believe to be equitable to each investment company or account, including the Fund. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtainable or sold by a Fund.


PORTFOLIO TURNOVER RATE

     The rate of portfolio turnover in the Funds will not be a limiting factor when LB Research deems changes in a Fund's portfolio appropriate in view of its investment objectives. As a result, while a Fund will not purchase or sell securities solely to achieve short term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective. A higher degree of equity portfolio activity will increase brokerage costs to a Fund. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate. The Funds do not expect their portfolio turnover rate to exceed 100% during their first year of operation.


                                 CODE OF ETHICS

     The Trust has adopted a code of ethics that imposes certain limitations and restrictions on personal securities transactions by persons having access to Fund investment information, including portfolio managers. Such access persons may not purchase any security being offered under an initial public offering, any security for which one of the Funds has a purchase or sale order pending, or any security currently under active consideration for purchase or sale by a Fund. Additionally, portfolio managers of the Funds may not purchase or sell any security within seven days before or after any transaction in such security by the Fund that he or she manages. In order for the Trust to monitor the personal investment transactions, all access persons must obtain the approval of an officer of the Trust designated by the Trustees before they may purchase or sell any security and they must have all such transactions reported to such officer by the broker-dealer through which the transaction was accomplished.


                                PURCHASING SHARES

     Initial purchases of Fund shares must be made by check and accompanied by an application. Subsequent purchases may be made by:

        -      check;
        -      Federal Reserve or bank wire;
        -      Invest-by-Phone;
        -      Systematic Investment Plan (SIP); and
        -      automatic payroll deduction.

     Use of checks, Federal Reserve or bank wire and Invest-by-Phone is explained in the General Information section of the Fund's prospectus under "Buying Shares of The Lutheran Brotherhood Family of Funds".


SYSTEMATIC INVESTMENT PLAN

     Under the Systematic Investment Plan program, funds may be withdrawn monthly from the shareholder's checking account and invested in the Funds. LB Securities representatives will provide shareholders with the necessary authorization forms.


AUTOMATIC PAYROLL DEDUCTION

     Under the Automatic Payroll Deduction program, funds may be withdrawn monthly from the payroll account of any eligible shareholder of a Fund and invested in a Fund. To be eligible for this program, the shareholder's employer must permit and be qualified to conduct automatic payroll deductions. LB Securities representatives will provide shareholders with the necessary authorization forms.


                                  SALES CHARGES

     Purchases of shares in the LB Growth Fund and the LB Value Fund, other than the Institutional Class shares, carry either an initial sales charges (Class A) or contingent deferred sales charge (Class B) as explained in the section of the Funds' prospectus relating to such shares entitled, "Choosing Your Class of Shares", which also lists ways to reduce or avoid sales charges on subsequent purchases.

     In addition to the situations described in the prospectus, sales charges are waived when shares are purchased by:

         - directors and regular full-time and regular part-time employees of Lutheran Brotherhood and its subsidiaries;

         -        registered representatives of LB Securities; and

         - any trust, pension, profit-sharing or other benefit plan for such persons.


FULL-TIME EMPLOYEES

     Regular full-time and regular part-time employees of Lutheran Brotherhood are persons who are defined as such by the Lutheran Brotherhood Human Resources Policy Manual.


RESTRICTION ON SALE OF SHARES PURCHASED

     Sales to any of the persons or groups mentioned in this section are made only with the purchaser's written promise that the shares will not be resold, except through redemption or repurchase by or on behalf of a Fund.


                                 NET ASSET VALUE

     The net asset value per share is determined at the close of each day the New York Stock Exchange is open, or any other day as provided by Rule 22c-1 under the Investment Company Act of 1940. Determination of net asset value may be suspended when the Exchange is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the Investment Company Act of 1940.

     Net asset value is determined by adding the market or appraised value of all securities and other assets attributable to each class of shares; subtracting liabilities attributable to such class; and dividing the result by the number of shares of such class outstanding.

     The market value of each Fund's portfolio securities is determined at the close of regular trading of the New York Stock Exchange (the "Exchange") on each day the Exchange is open. The value of portfolio securities is determined in the following manner:

- Equity securities traded on the Exchange or any other national securities exchange are valued at the last sale price. If there has been no sale on that day or if the security is unlisted, it is valued at prices within the range of the current bid and asked prices considered best to represent value in the circumstances.

- Equity securities not traded on a national securities exchange are valued at prices within the range of the current bid and asked prices considered best to represent the value in the circumstances, except that securities for which quotations are furnished through the nationwide automated quotation system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation, if such quotations are available for sales occurring on that day.

- Bonds and other income securities traded on a national securities exchange will be valued at the last sale price on such national securities exchange that day. LB Research may value such securities on the basis of prices provided by an independent pricing service or within the range of the current bid and asked prices considered best to represent the value in the circumstances, if those prices are believed to better reflect the fair market value of such exchange listed securities.

- Bonds and other income securities not traded on a national securities exchange will be valued within the range of the current bid and asked prices considered best to represent the value in the circumstances. Such securities may also be valued on the basis of prices provided by an independent pricing service if those prices are believed to reflect the fair market value of such securities.

     Short-term securities with maturities of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

     All other securities and assets will be appraised at fair value as determined by the Board of Trustees.

     Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of shares of a Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the Exchange, which will not be reflected in the computation of net asset values. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees of the Fund.

     For purposes of determining the net asset value of shares of a Fund all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.


                                REDEEMING SHARES

     Shares may be redeemed with requests made:

     -      in writing;
     -      through Redeem-by-Phone; or
     -      through the Lutheran Brotherhood systematic withdrawal plan.

     All methods of redemption are described in the Funds' prospectus under "Redeeming Shares".


                                   TAX STATUS

THE FUNDS' TAX STATUS

     The Funds expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

         - derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;

         -        invest in securities within certain statutory limits; and

         - distribute at least 90% of its ordinary income to shareholders.

     It is each Fund's policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

     To avoid payment of a 4% excise tax, each Fund is also generally required to distribute to shareholders at least 98% of its ordinary income earned during the calendar year and 98% of its net capital gains realized during the 12-month period ending October 31.


SHAREHOLDERS' TAX STATUS

     Information on a shareholder's tax status is described in the Fund's prospectus under "Taxes."


CAPITAL GAINS

     While the Funds do not intend to engage in short-term trading, they may dispose of securities held for only a short time if LB Research believes it to be advisable. Such changes may result in the realization of capital gains. Each Fund distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will usually be declared in December.


                               GENERAL INFORMATION

     The Lutheran Brotherhood Family of Funds, a business trust organized under the laws of the State of Delaware, was established pursuant to a Master Trust Agreement dated July 15, 1993. The Trust is authorized to issue shares of beneficial interest, par value $.001 per share, divisible into an indefinite number of different series and classes and operates as a "series company" as provided by Rule 18f-2 under the 1940 Act. Currently, eleven series of the Trust exist and each series is authorized to issue three classes of shares: Class A, Class B and Institutional Class shares. Effective October 31, 1997, all of the outstanding shares of the Funds were redesignated as Class A shares and, immediately thereafter, shares held by Lutheran institutions and church organizations with accounts of at least $100,000 were automatically converted to Institutional Class shares. The attributes of the various classes of shares are more fully described in their respective prospectus. The interests of investors in the various series of the Trust will be separate and distinct.

     The assets received by the Trust from the issue and sale of shares of a Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specially allocated to each class of such Fund and constitute the underlying assets of such Fund. The underlying assets of such Fund are required to be segregated on the books of account, and are charged with the expenses in respect of each class of the Fund and with a share of the general expenses of the Trust. Under the Trust's Multiple Class Expense Allocation Plan adopted under Rule 18f-3 of the 1940 Act, (i) advisory fees, custodial fees and other expenses relating to the management of the Fund's assets ("Management-Related Expenses") are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Series, (ii) expenses of the Institutional Class shares of each Series (other than Management-Related Expenses) and shareholder servicing fees with respect to Institutional Class shares are specially allocated to the Institutional Class and (iii) expenses of the Class A and Class B shares of each series, other than Management-Related Expenses and Rule 12b-1 and shareholder servicing fees with respect to Class A and Class B shares, are allocated to each such class based on the net asset value of such class in relation to the aggregate net asset value of the Class A and Class B shares. Upon any liquidation of a Fund, shareholders thereof are entitled to share pro rata in the net assets of each class available for distribution.


                         CALCULATION OF PERFORMANCE DATA

     The total return and yield of the Class A, Class B and Institutional Class shares will be calculated as set forth below. Total return and yield are computed separately for each class of shares of the Funds.

     Performance data reflects Rule 12b-1 fees, shareholder servicing fees and sales charges, where applicable, as follows:

Class            Rule 12b-1         Shareholder        Sales Charge
                                    Servicing Fee
                 ----------         -------------      -------------

A                None               .25% of average    Maximum 4.0% initial
                                    daily net assets   sales charge
                                                       reflected(1)

B                .75% of            .25% of average    1- and 5- year
                 average daily      daily net assets   periods reflect a
                 net assets(1)                         5% and 1% CDSD,
                                                       respectively(1)

Institutional    None               .15%               None
-----------------

(1) Except for LB Limited-term Bond Fund, which is not subject to initial sales charges, CDSC or Rule 12b-1 fees.

     Calculations of performance data for all Funds in this section reflect the subsidization by Fund affiliates of fees and expenses relating to the Fund during the subject period. In the absence of such subsidization actual performance would be lower.


TOTAL RETURN

     Average annual total return is computed by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested would produce the ending redeemable value, according to the following formula:

                                  P(1+T)(n) = ERV

[In the above formula "n" is an exponent.]

Where:         P      =      a hypothetical initial payment of $1,000

               T      =      average annual total return

               n      =      number of years

               ERV    =      ending redeemable value at the end of the
                             designated period assuming a hypothetical
                             $1,000 payment made at the beginning of the designated period

     The calculation is based on the further assumptions that the maximum initial sales charge applicable to the investment is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses are also taken into account as described later herein.


YIELD

     Yield is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the applicable maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

[A formula is expressed here that is as follows:

     Yield is equal to 2 times the difference between the sixth power of a number and 1, where that number is equal to the sum of the quotient of a divided by b and 1.]

        Where:

        a         =        dividends and interest earned during the period
                           minus expenses accrued for the period (net of voluntary expense reductions by the Investment
                           Manager)

        b         =        the average daily number of shares outstanding
                           during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period

     To calculate interest earned (for the purpose of "a" above) on debt obligations, a Fund computes the yield to maturity of each obligation held by a Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

     In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value exceeds the then-remaining portion of original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based on the market value. Dividend income is recognized daily based on published rates.

     With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), a Fund accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. Each Fund has elected not to amortize discount or premium on such securities.

     Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter. The maximum offering price includes, as applicable, a maximum sales charge of 4.0%.

     All accrued expenses are taken into account as described later herein.

     Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which are insured and/or often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity and operating expenses and market conditions.


ACCRUED EXPENSES

     Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period. The average annual total return and yield results take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees.

     Accrued expenses include the subsidization by Fund affiliates of fees or expenses relating to a Fund, during the subject period.


NONSTANDARDIZED TOTAL RETURN

     A Fund may provide the above described average annual total return results for periods which end no earlier than the most recent calendar quarter end and which begin one, five and ten years before such quarter end and at the commencement of such Fund's operations. In addition, a Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except that the result may or may not be annualized, and as noted any applicable sales charge may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.


DESCRIPTION OF DEBT RATINGS

     Moody's Investors Service, Inc. describes grades of corporate debt securities and "Prime-1" and "Prime-2" commercial paper as follows:


BONDS:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


COMMERCIAL PAPER:

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         o   Leading market positions in well-established industries.

         o   High rates of return of funds employed.

         o Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Standard & Poor's Corporation describes grades of corporate debt securities and "A" commercial paper as follows:


BONDS:

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB Debt rated BBB exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation in this category than in higher rated categories.

BB Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity of the obligor to meet its financial commitments on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B Debt rated B is more vulnerable to nonpayment but currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

         The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC Debt rated CCC is vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

         The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC The rating CC typically is currently highly vulnerable to nonpayment.

C The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on the obligation are being continued.

D Debt rated D is in payment default. The D rating category is used when payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on the obligation are jeopardized.

     Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

     Commercial Paper: Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: liquidity ratios are better than the industry average; long-term senior debt rating is "A" or better (however, in some cases a "BBB" long-term rating may be acceptable); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Also, the issuer's industry typically is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.